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      FINANCIAL GROUP            PORTLAND  SEATTLE  WARSAW  BERMUDA


                                                November 4, 2002

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.

Washington, D.C. 20549

Re:      The Cutler Trust
         File Nos. 33-52850; 811-7242

         CIK:  0000892568

Ladies and Gentlemen:

         On behalf of The Cutler Trust, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), we certify that the Statement of Additional Information dated October 30, 2002 for Cutler Value Fund and Cutler Core Fund, that would have been filed pursuant to Rule 497(c) of the Act, would not have differed from that contained in the most recent amendment to the Registration Statement of the Registrant. The amendment to the Registration Statement of the Registrant was filed electronically by EDGAR on October 30, 2002 accession number 0001004402-02-000460

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6228

                                        Sincerely,

                                        /s/ Patrick J. Keniston

                                        Patrick J. Keniston
                                        Forum Administrative Services, LLC

Enclosure

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